STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2023	Apr. 26, 2022	Apr. 22, 2022	Feb. 28, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares authorized					200,000,000	200,000,000
Common stock, par value					$ 0.00001	$ 0.00001
Preferred stock, shares authorized					20,000,000
Preferred stock, par value					$ 0.00001
Common stock, shares outstanding					8,230,510	7,861,515
Redemption price					$ 1,000
Warrants outstanding					2,489,750
Unit Of Common Stock And Warrant [Member] | IPO [Member]
Class of Stock [Line Items]
Issuance of common shares		2,165,000			2,165,000
I P O Warrants [Member] | IPO [Member] | Underwriters [Member]
Class of Stock [Line Items]
Issuance of common shares			324,750
Warrants [Member] | IPO [Member] | Underwriters [Member]
Class of Stock [Line Items]
Underwriters a common stock warrant		173,200			173,200
Stock warrant exercise price		$ 5.44			$ 5.44
Warrants and rights outstanding, maturity date		Apr. 26, 2027			Apr. 26, 2027
Warrants Converted To Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued					60,408
Warrants Issued For Convertible Notes [Member]
Class of Stock [Line Items]
Warrants issued shares						17,286	58,846
Pre Funded Placement Agent Warrants [Member]
Class of Stock [Line Items]
Number of shares issued					100,973
Executive Chairman [Member]
Class of Stock [Line Items]
Purchase price				$ 1,000
Minimum [Member]
Class of Stock [Line Items]
Stockholders equity, reverse stock Split	one-for-five (1-for-5)
Maximum [Member]
Class of Stock [Line Items]
Stockholders equity, reverse stock Split	one-for-fifty (1-for-50) split